Financial debt restructuring	12 Months Ended
Dec. 31, 2022
Financial Debt Restructuring
Financial debt restructuring

Note	39 | Financial debt restructuring

On April 6, 2022, the Annual General Meeting approved the updating of the Global Simple Corporate Notes Issuance Program for a Maximum Amount outstanding at any time of up to USD 750,000,000 (or its equivalent in any other currency).

The New Corporate Notes comply with the “Guidelines for the issuance of social, green and sustainable securities in Argentina” included in Appendix III to Chapter I, Title VI of the CNV’s Regulations and in the BYMA’s Guide to Social, Green and Sustainable Bonds for the purpose of having them listed on BYMA’s Social, Green and Sustainable Bonds Panel.

The New Corporate Notes are issued in accordance with the New Corporate Notes Indenture, which contains a number of negative covenants that limit edenor’s ability to, among other things:

- create or permit liens on its property or assets;

- incur indebtedness;

- sell its assets;

- carry out transactions with affiliates or shareholders;

- make certain payments (including, but not limited to, dividends, purchases of edenor’s common shares or payments on subordinated debt); and

- enter into merger transactions, unless they meet certain criteria.

Many of the negative covenants set forth in the New Corporate Notes Indenture will be suspended if (i) edenor attains an Investment Grade Rating on its long term debt, or; (ii) the leverage ratio is equal to or lower than 3.0. If edenor subsequently loses its investment grade rating or its leverage ratio is greater than 3.0, as applicable, the suspended negative covenants will again be applicable. The suspended negative covenants will not, however, be of any effect with regard to the actions of edenor taken during the suspension of the covenants.

- Issuance of New Class No. 1 Corporate Notes due in 2025 in exchange for Class No. 9 Corporate Notes due in 2022

With respect to the foregoing, the Company’s Board of Directors, at its meeting of April 6, 2022, approved the launching of a consent solicitation to restructure the financial debt by exchanging the Company’s Class No. 9 Corporate Notes due October 25, 2022 for New Corporate Notes.

Consequently, on April 12, 2022, the Company launched the offer to exchange the Class No. 9 Corporate Notes issued by the Company maturing on October 25, 2022 at a fixed nominal annual interest rate of 9.75% for a nominal value outstanding of USD 98,057,000 for New Class No. 1 Corporate Notes, denominated and payable in United States dollars, at a fixed nominal annual interest rate of 9.75%, due in 2025, to be issued for a nominal value of up to USD 120,000,000, in the framework of the Global Simple Corporate Notes Issuance Program.

The principal on the corporate notes will be repaid in a lump sum on May 12, 2025. Furthermore, they will accrue interest at a fixed nominal annual rate of 9.75%, payable semi-annually in arrears on May 12 and November 12 of each year, commencing on November 12, 2022.

Finally, on May 12, 2022 the Company approved the issuance and placement under the exchange offer, as set forth in the Supplement to the Exchange Offer Memorandum dated April 12, 2022. The Corporate Notes will be subscribed in accordance with the Tender Orders received, based on the following options:

Option A

•	Tender Orders of Existing Corporate Notes submitted under Option A at or prior to the Early Tender Date (April 28, 2022, extended until May 9, 2022 on April 29, 2022) will receive USD 1,050 principal amount of New Corporate Notes for each USD 1,000 principal amount of Existing Corporate Notes validly tendered and accepted for exchange.

Option B

Tender Orders of Existing Corporate Notes submitted under Option B will receive a portion of the Cash Consideration, plus the applicable New Corporate Notes Consideration.

The Cash Consideration represents an aggregate amount equivalent to the lesser of: (i) 30% of the principal amount of the Existing Corporate Notes that are validly tendered and accepted for exchange in the Offer; and (ii) the principal amount of the Existing Corporate Notes accepted for exchange under Option B.

The sum of the Pro-rata Cash Consideration that will be payable to Eligible Holders whose Existing Corporate Notes are accepted for exchange under Option B will be equivalent to the Cash Consideration divided by the principal amount of Existing Corporate Notes accepted under Option B multiplied by 1,000.

•	The Early (at or prior to the Early Tender Date) New Corporate Notes Consideration for each Eligible Holder whose Existing Corporate Notes have been accepted for exchange under Option B will be equal to 1.04 times the difference between USD 1,000 and the Pro-rata Cash Consideration received by each Eligible Holder whose Existing Corporate Notes have been accepted for exchange under Option B.

Payment of Accrued Interest

In addition to the Exchange Consideration, the Eligible Holders whose Existing Corporate Notes have been accepted for exchange in the Exchange Offer will also receive Payment of Accrued Interest equal to all accrued and unpaid interest from the last interest payment date to, but not including, the Settlement Date, to be paid in cash on the Settlement Date.

The offer to exchange the Class No. 9 Corporate Notes issued by the Company due October 25, 2022 for New Class No. 1 Corporate Notes resulted in 73.25% acceptance, equivalent to USD 71,826,000 (with the above-mentioned due date remaining in effect for 26.75%, i.e. USD 26,231,000); accordingly, a total of USD 52,706,268, relating to: i) Tender Orders submitted under Option A for USD 41,699,000 plus a recognized additional for USD 2,084,950, i.e. USD 43,783,950, and ii) Tender Orders submitted under Option B for USD 30,127,000 plus a recognized additional for USD 343,118, i.e. USD 30,470,118, after deducting the Pro-rata Cash Consideration of Option B received by each Eligible Holder of said option for USD 21,547,800 ($ 2,590), has been restructured.

Additionally, interest paid in cash from the last payment date up to and including the Settlement Date has amounted to a total of USD 329,573.

- Issuance of New Class No. 2 Corporate Notes due in 2024

On August 5, 2022, the Company’s Board of Directors approved the terms of issue of New Class No. 2 Corporate Notes at a fixed nominal annual interest rate of 9.75%, due in 2024, to be issued for a nominal value of up to USD 30,000,000, in the framework of the Global Simple Corporate Notes Issuance Program.

The principal on the New Corporate Notes will be repaid in a lump sum on November 22, 2024. Furthermore, they will accrue interest at a fixed nominal annual rate of 9.75%, payable semi-annually in arrears on May 22 and November 22 of each year, commencing on November 22, 2022.

On September 22, 2022, upon the expiration of the Tender Period of Class No. 2 Corporate Notes, the Company approved the issuance and placement of the New Corporate Notes for USD 30,000,000 ($ 4,420), as set forth in the Prospectus Supplement dated September 14, 2022.

- Reopening of the exchange offer

On September 23, 2022, the Company approved the reopening of the offer to exchange the Class No. 9 Corporate Notes issued by the Company maturing on October 25, 2022 at a fixed nominal annual interest rate of 9.75% for a nominal value outstanding of USD 24,645,000 (as a consequence of both the first results of the exchange offer and the settlement of the Corporate Notes held by the Company mentioned in Note 29) for New Class No. 1 Corporate Notes, denominated and payable in United States dollars, at a fixed nominal annual interest rate of 9.75%, due in 2025, to be issued for a nominal value of up to USD 24,645,000, in the framework of the Global Simple Corporate Notes Issuance Program.

On October 24, 2022, the Company approved the issuance and placement under the exchange offer, as set forth in the Supplement to the Exchange Offer Memorandum dated September 23, 2022. The Corporate Notes will be subscribed in accordance with the Tender Orders received.

The Eligible Holders who validly submit a Tender Order will be eligible to receive, for each USD 1,000 principal amount of Existing Corporate Notes, the New Corporate Notes Consideration consisting of USD 630 principal amount of Additional New Corporate Notes, plus a Cash Consideration of USD 400.

The reopening of the offer to exchange the Class No. 9 Corporate Notes issued by the Company maturing on October 25, 2022 for New Class No. 1 Corporate Notes resulted in 16.35% acceptance, equivalent to USD 4,029,000 (with the above-mentioned due date remaining in effect for 83.65%, i.e. USD 20,616,000); accordingly, a total of USD 2,538,270, relating to Tender Orders submitted for USD 2,417,000 plus a recognized additional for USD 120,870, has been restructured. Furthermore, each Eligible Holder has received the Cash Consideration for USD 1,611,600 ($ 253).

Additionally, interest paid in cash from the last payment date up to and including the Settlement Date has amounted to a total of USD 83,956.

On October 25, 2022, the Company made payment to the Holders of Class No. 9 Corporate Notes who did not participate in the exchange offers made by the Company, for an amount of USD 20,616,000 ($ 3,235), along with the final scheduled interest payment.

The Company’s Corporate Note debt structure, based on the Tender Orders received, the issuance of the New Corporate Notes and the repayment of Class No. 9 Corporate Notes, would be comprised of as follows:

		in USD				in millions of $
Corporate Notes	Class	Debt structure at 12/31/2021 and 2020	Opening of the exchange offer	Reopening of the exchange offer	Debt structure at 12/31/2022	Debt structure at 12/31/2021	Debt structure at 12/31/2022
Fixed rate par note - Maturity 2022	9	98,057,000	26,231,000	20,616,000	—	19,989	—
Fixed rate par note - Maturity 2024	2	—	—	30,000,000	30,000,000	—	5,141
Fixed rate par note - Maturity 2025	1	—	52,706,268	55,244,538	55,244,538	—	9,580
Total		98,057,000	78,937,268	105,860,538	85,244,538	19,989	14,721

(*)	In United States dollars (USD).

As of December 31, 2022, an amount of $ 449 (USD 2,548,938) has been recognized in the Other finance income (costs) account as additional recognized to Eligible Holders who submitted their Tender Orders.

Furthermore, an amount of $ 565 has been disbursed as issuance expenses of the New Class No. 1 and Class No. 2 Corporate Notes.

Moreover, on February 10, 2023, the Company’s Board of Directors approved the terms of a new issue of Class No. 2 Additional Corporate Notes, to be issued for a nominal value of up to USD 30,000,000, in the framework of the Global Simple Corporate Notes Issuance Program.

On March 7, 2023, upon the expiration of the Tender Period of Class No. 2 Additional Corporate Notes, the Company approved the issuance and placement of the Additional Corporate Notes for USD 30,000,000, as set forth in the Prospectus Supplement dated February 28, 2023